Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended				12 Months Ended		141 Months Ended	144 Months Ended
	Apr. 14, 2014	Mar. 07, 2014	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 28, 2002
Significant Accounting Policies [Abstract]
Deficit accumulated during the development stage			$ 25,051,277	[1]			$ 23,881,370	$ 20,492,278	$ 23,881,370	$ 25,051,277	[1]
Total stockholders' equity (deficit)			(1,139,964)	[1]			(3,042,065)	4,990	(3,042,065)	(1,139,964)	[1]	2,540,957	209,761	(281,450)	431,505
Aggregate equity units issued consisting of one share of common stock and one warrant to purchase one share of common stock (in Units)	4,420,530	2,898,030
Number of warrants included in each unit (in Shares)	1
Number of shares of common stock included in each unit (in Shares)	1
Number of tranches of financing (in Tranches)	2
Proceeds for issuance of common stock units	2,012,500
Indebtedness settled	2,408,030
Exercise price of warrants (in Dollars per Unit)	1.00
Warrants issued, maximum period of expiration (in Duration)	4 years
Down round provision, stock price floor applicable to future offering of units, below which down round protection is triggered for first tranche investors (in Dollars per Share)	$ 1.00
Period after issuance date, at which down-round provision expires if earlier than effectiveness of a registration statement with SEC (in Duration)		1 year
Period of no payment, grant receivable considered as past due (in Duration)			30 days				30 days
Losses incurred relating to bad debts associated with grant revenue								0
Sub-award received to help fund manufacturing and pre-clinical safety studies for Q-Cells			631,383
Grant revenue invoiced under sub-award							491,977		491,977
Grants receivable, sub-award			0				5,667	477,802	5,667	0
Grant plan, period of extension granted to JHU for completing analysis and remitting data and expenses (in Duration)			6 months
Impairment of assets							0	0
Stock-based compensation			248,822	[1]	25,438	[1]	101,753	160,237	533,554	782,376	[1]
Research and development			$ 484,144	[1]	$ 131,109	[1]	$ 1,827,533	$ 2,089,321	$ 12,800,425	$ 13,284,569	[1]
Anti dilutive losses (in Shares)			21,437,251		15,907,458		16,169,958	15,844,958
Minimum [Member]
Significant Accounting Policies [Abstract]
Exercise price of warrants (in Dollars per Unit)			0.046							0.046
Income Tax Contingency [Line Items]
Tax years subject to federal and state examinations (in Year)							2010
Maximum [Member]
Significant Accounting Policies [Abstract]
Exercise price of warrants (in Dollars per Unit)			2.75							2.75
Income Tax Contingency [Line Items]
Tax years subject to federal and state examinations (in Year)							2013
One Supplier [Member]
Concentration Risk [Line Items]
Percent of research and development purchases (in Percent)							60.00%

[1]	(Unaudited)